Convertible Notes (Details) - Schedule of principal amount and unamortized discount and debt issuance costs (Parentheticals) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Mar. 03, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Feb. 28, 2018 CNY (¥)
Convertible Notes (Details) - Schedule of principal amount and unamortized discount and debt issuance costs (Parentheticals) [Line Items]
Convertible notes payable			$ 217
Due date		2023
Convertible notes payable amount | ¥				¥ 50,000	¥ 22,000
US$20.0 million 8% note due 2023 ($18.4 million converted in fiscal 2021) [Member]
Convertible Notes (Details) - Schedule of principal amount and unamortized discount and debt issuance costs (Parentheticals) [Line Items]
Convertible notes payable		$ 20,000
Interest percentage		8.00%
Due date		2023
Convertible notes payable amount		$ 18,400
US$3.0 million 8% note due 2023 (fully converted in fiscal 2021) [Member]
Convertible Notes (Details) - Schedule of principal amount and unamortized discount and debt issuance costs (Parentheticals) [Line Items]
Convertible notes payable	$ 3,000	$ 3,000
Interest percentage	8.00%	8.00%
Due date	2023
US$13.58 million 8% note due 2023 [Member]
Convertible Notes (Details) - Schedule of principal amount and unamortized discount and debt issuance costs (Parentheticals) [Line Items]
Convertible notes payable		$ 13,580
Interest percentage		8.00%
Due date		2023
US$20.0 million 8% note due 2023 (fully converted in fiscal 2022) [Member]
Convertible Notes (Details) - Schedule of principal amount and unamortized discount and debt issuance costs (Parentheticals) [Line Items]
Convertible notes payable	$ 20,000
Interest percentage	8.00%
Due date	2023
US$13.58 million 8% note due 2023 (fully converted in fiscal 2022) [Member]
Convertible Notes (Details) - Schedule of principal amount and unamortized discount and debt issuance costs (Parentheticals) [Line Items]
Convertible notes payable	$ 13,580
Interest percentage	8.00%
Due date	2023
US$16.0 million 10% note due 2024 ($13.6 million converted in fiscal 2022) [Member]
Convertible Notes (Details) - Schedule of principal amount and unamortized discount and debt issuance costs (Parentheticals) [Line Items]
Convertible notes payable	$ 16,000
Interest percentage	10.00%
Due date	2024
Convertible notes payable amount	$ 13,600